Lease Right-of-Use Assets - Summary of Reconciliation of Lease Right of Use Assets (Detail) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	[1]	$ 78,372
Additions		44,583	$ 9,977
Ending Balance		82,213	78,372	[1]
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance		119,165	82,739
Acquisition (Note 6)			32,432
Additions		44,418	11,202
Disposal		(22,540)	(10,064)
Currency translation effects		(1,606)	2,856
Lease measurement adjustment		(7,413)
Reclassified to assets held for sale (Note 10)		(6,971)
Ending Balance		125,053	119,165
Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance		(40,793)	(32,852)
Depreciation charge		(23,083)	(15,818)
Disposal		17,011	9,274
Currency translation effects		1,060	(1,397)
Lease measurement adjustment		1,900
Reclassified to assets held for sale (Note 10)		1,065
Ending Balance		(42,840)	(40,793)
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance		66,950
Ending Balance		55,395	66,950
Land and buildings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance		94,107	58,380
Acquisition (Note 6)			31,192
Additions		22,131	7,173
Disposal		(15,444)	(3,935)
Currency translation effects		(1,344)	1,297
Lease measurement adjustment		(7,413)
Reclassified to assets held for sale (Note 10)		(6,971)
Ending Balance		85,066	94,107
Land and buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance		(27,157)	(20,198)
Depreciation charge		(16,866)	(9,994)
Disposal		10,428	3,543
Currency translation effects		959	(508)
Lease measurement adjustment		1,900
Reclassified to assets held for sale (Note 10)		1,065
Ending Balance		(29,671)	(27,157)
Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance		11,422
Ending Balance		26,818	11,422
Equipment [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance		25,058	24,359
Acquisition (Note 6)			1,240
Additions		22,287	4,029
Disposal		(7,096)	(6,129)
Currency translation effects		(262)	1,559
Ending Balance		39,987	25,058
Equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance		(13,636)	(12,654)
Depreciation charge		(6,217)	(5,824)
Disposal		6,583	5,731
Currency translation effects		101	(889)
Ending Balance		$ (13,169)	$ (13,636)

[1]	Certain balances as at December 31, 2022 have been re-presented as a result of measurement period adjustments for the acquisition of Exterran as required by IFRS 3 “Business Combinations”, refer to Note 6 “Acquisition” for more information.